Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Feb. 19, 2020
Registrant Name	dei_EntityRegistrantName	STATE STREET INSTITUTIONAL INVESTMENT TRUST
Central Index Key	dei_EntityCentralIndexKey	0001107414
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb. 19, 2020
Document Effective Date	dei_DocumentEffectiveDate	Feb. 20, 2020
Prospectus Date	rr_ProspectusDate	Feb. 20, 2020
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A